47061 10/98
PROSPECTUS SUPPLEMENT
dated October 5, 1998 to:
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PUTNAM AMERICAN GOVERNMENT INCOME FUND ("the fund")
Prospectus dated January 30, 1998

The third paragraph under the heading "How the fund is managed," is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   BUSINESS EXPERIENCE
OFFICER               YEAR         (AT LEAST 5 YEARS)
-------               ----         ----------------------------

Kevin M. Cronin       1998         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1997.
                                   Prior to February, 1997, Mr.
                                   Cronin was a Vice President
                                   and Fund Manager at MFS
                                   Investment Management.

Michael Martino      1994          Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1994.
                                   Prior to January, 1994, Mr.
                                   Martino was an Executive
                                   Vice President and Chief
                                   Investment Officer at Back
                                   Bay Advisors.